Subsequent Events (Details) ¥ in Thousands	Dec. 09, 2025 USD ($)	Dec. 09, 2025 CNY (¥)	Nov. 27, 2025 USD ($)	Nov. 27, 2025 CNY (¥)	Nov. 19, 2025 USD ($)	Nov. 19, 2025 CNY (¥)	Oct. 24, 2025 USD ($)	Oct. 24, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Aug. 12, 2025	Jun. 23, 2025	Sep. 30, 2024 USD ($)	Aug. 20, 2024 USD ($)	Aug. 20, 2024 CNY (¥)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)
Subsequent Events [Line Items]
Borrowings									$ 18,837,468			$ 11,322,440
Working capital term	1 year
Changzhou Zhongjin [Member] | Forecast [Member]
Subsequent Events [Line Items]
Borrowings	$ 1,402,596	¥ 9,990			$ 1,389,960	¥ 9,900
Changzhou Zhongjin [Member] | Industrial and Commercial Bank of China [Member]
Subsequent Events [Line Items]
Borrowings													$ 1,426,000	¥ 10,000	$ 1,426,000	¥ 10,000	$ 1,426,000	¥ 10,000
Fixed interest rate									3.00%
Changzhou Zhongjin [Member] | Industrial and Commercial Bank of China [Member] | Loan Agreement [Member]
Subsequent Events [Line Items]
Fixed interest rate									2.80%	2.80%	2.80%
Changzhou Zhongjin [Member] | Bank of Nanjing [Member] | Loan Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Credit limit			$ 1,404,000	¥ 10,000
Industrial and Commercial Bank of China [Member] | Commercial Bank of China [Member]
Subsequent Events [Line Items]
Fixed interest rate									2.80%
Subsequent Event [Member] | Industrial and Commercial Bank of China [Member] | Loan Agreement [Member]
Subsequent Events [Line Items]
Borrowings							$ 2,808,000	¥ 20,000